iShares
®
MSCI Turkey ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  12 .8%
Aselsan Elektronik Sanayi Ve Ticaret A.S. ........ 3,363,901 $ 27,872,469
a
Air Freight & Logistics  —  0 .6%
Reysas Tasimacilik ve Lojistik Ticaret A.S.
(a) (b)
...... 2,955,013 1,417,602
a
Automobiles  —  1 .0%
Tofas Turk Otomobil Fabrikasi A.S. ............. 358,506 2,282,540
a
Banks  —  13 .7%
Akbank TAS ............................ 8,560,747 11,685,320
Haci Omer Sabanci Holding A.S. .............. 3,023,960 5,961,006
Turkiye Is Bankasi A.S. , Class C ............... 20,697,241 5,829,909
Yapi ve Kredi Bankasi A.S.
(a)
................. 8,954,136 6,343,435
29,819,670
a
Beverages  —  1 .2%
Anadolu Efes Biracilik Ve Malt Sanayii A.S.
(b)
...... 6,346,228 2,652,002
a
Capital Markets  —  0 .6%
Is Yatirim Menkul Degerler A.S. ............... 714,529 589,127
Tera Yatirim Menkul Degerler A.S.
(a)
............ 151,532 693,737
1,282,864
a
Chemicals  —  3 .4%
Gubre Fabrikalari TAS
(a) (b)
................... 209,608 2,494,868
Hektas Ticaret TAS
(a) (b)
..................... 11,431,775 983,504
Petkim Petrokimya Holding A.S.
(a) (b)
............. 3,733,259 1,776,443
Sasa Polyester Sanayi A.S.
(a)
................. 38,475,717 2,205,697
7,460,512
a
Construction & Engineering  —  0 .9%
Ral Yatirim Holding A.S.
(a)
................... 383,852 2,091,062
a
Construction Materials  —  2 .3%
Baticim Bati Anadolu Cimento Sanayii A.S.
(a)
...... 6,361,421 841,012
BatiSoke Soke Cimento Sanayii TAS
(a)
.......... 1,204,933 1,009,800
Cimsa Cimento Sanayi VE Ticaret A.S. .......... 695,930 757,987
Nuh Cimento Sanayi A.S. ................... 226,888 1,101,675
Oyak Cimento Fabrikalari A.S.
(b)
............... 2,890,234 1,287,922
4,998,396
a
Consumer Finance  —  1 .6%
Katilimevim Tasarruf Finansman A.S. ........... 1,262,403 3,471,526
a
Consumer Staples Distribution & Retail  —  11 .4%
BIM Birlesik Magazalar A.S. .................. 2,510,581 20,165,804
Migros Ticaret A.S. ........................ 262,782 3,728,249
Sok Marketler Ticaret A.S.
(a)
.................. 1,030,114 1,061,756
24,955,809
a
Diversified REITs  —  1 .6%
Peker Gayrimenkul Yatirim Ortakligi A.S.
(a)
........ 11,256,611 3,284,364
Ziraat Gayrimenkul Yatirim Ortakligi A.S. ......... 443,408 158,360
3,442,724
a
Electric Utilities  —  0 .9%
Enerjisa Enerji A.S.
(c)
...................... 826,157 1,951,775
a
Financial Services  —  0 .3%
Destek Finans Faktoring A.S.
(a) (b)
.............. — —
Turkiye Sinai Kalkinma Bankasi A.S. ............ 2,376,527 566,735
566,735
a
Security Shares Value
a
Food Products  —  1 .2%
Altinkilic Gida VE Sut Sanayi Ticaret A.S. ......... 118,553 $ 913,844
Ulker Biskuvi Sanayi A.S. ................... 667,456 1,664,180
2,578,024
a
Gas Utilities  —  1 .5%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A.S. ... 1,936,092 1,394,020
Aygaz A.S. ............................. 110,219 570,645
Enerya Enerji A.S. ........................ 6,446,552 1,237,485
3,202,150
a
Ground Transportation  —  1 .6%
LDR Turizm A.S. ......................... 596,614 1,493,745
Pasifik Eurasia Lojistik Dis Ticaret A.S.
(a) (b)
........ 831,083 2,097,085
3,590,830
a
Health Care Providers & Services  —  1 .6%
MLP Saglik Hizmetleri A.S. , Class B
(a) (c)
.......... 269,012 2,631,971
Selcuk Ecza Deposu Ticaret ve Sanayi A.S. ....... 378,067 842,513
3,474,484
a
Hotels, Restaurants & Leisure  —  0 .4%
TAB Gida Sanayi Ve Ticaret A.S. .............. 158,013 919,321
a
Household Durables  —  0 .3%
Arcelik A.S.
(a) (b)
.......................... 264,240 588,034
a
Independent Power and Renewable Electricity Producers  —  1 .7%
Aksa Enerji Uretim A.S. , Class B
(a)
............. 730,636 1,266,878
Margun Enerji Uretim Sanayi VE Ticaret A.S.
(a)
..... 1,768,119 2,354,050
3,620,928
a
Industrial Conglomerates  —  5 .4%
AG Anadolu Grubu Holding A.S. ............... 1,112,436 808,165
Alarko Holding A.S.
(b)
...................... 569,512 1,175,392
KOC Holding A.S. ........................ 1,868,174 7,641,808
Turkiye Sise ve Cam Fabrikalari A.S.
(b)
.......... 2,205,400 2,182,405
11,807,770
a
Industrial REITs  —  0 .6%
Reysas Gayrimenkul Yatirim Ortakligi A.S.
(a) (b)
...... 1,794,827 1,219,061
a
Insurance  —  1 .0%
Anadolu Anonim Turk Sigorta Sirketi ............ 964,370 571,426
Turkiye Sigorta A.S. ....................... 5,605,830 1,524,247
2,095,673
a
IT Services  —  0 .8%
Odine Solutions Teknoloji Ticaret VE Sanayi A.S.
(a)
.. 61,945 1,706,147
a
Machinery  —  0 .6%
Otokar Otomotiv Ve Savunma Sanayi A.S.
(a)
....... 79,199 636,809
Turk Traktor ve Ziraat Makineleri A.S.
(a)
.......... 76,578 745,593
1,382,402
a
Metals & Mining  —  7 .3%
CVK Maden Isletmeleri Sanayi VE Ticaret A.S.
(a)
.... 1,256,414 1,275,091
Eregli Demir ve Celik Fabrikalari TAS ........... 9,580,721 8,106,388
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. ,
Class D
(a) (b)
........................... 2,702,281 2,316,941
TR Anadolu Metal Madencilik Isletmeleri A.S.
(a)
..... 617,368 1,438,840
Turk Altin Isletmeleri A.S.
(a) (b)
................. 2,863,138 2,716,400
15,853,660
a
Oil, Gas & Consumable Fuels  —  6 .1%
Turkiye Petrol Rafinerileri A.S. ................ 2,655,679 13,388,332
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Turkey ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Passenger Airlines  —  5 .8%
Pegasus Hava Tasimaciligi A.S.
(a) (b)
............. 678,064 $ 2,493,768
Turk Hava Yollari AO ...................... 1,588,421 10,195,078
12,688,846
a
Personal Care Products  —  0 .4%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
Sanayi ve Ticaret A.S. .................... 458,610 888,399
a
Pharmaceuticals  —  0 .3%
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A.S. .. 3,479,843 709,739
a
Real Estate Management & Development  —  1 .4%
LYDIA HOLDING A.S.
(a)
..................... 225,844 985,225
Tera Yatirim Teknoloji Holding A.S.
(a)
............ 3,221,641 1,990,886
2,976,111
a
Residential REITs  —  1 .1%
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.
(b)
... 6,170,851 2,521,170
a
Retail REITs  —  1 .3%
Yeni Gimat Gayrimenkul Ortakligi A.S. ........... 546,962 2,862,814
a
Specialty Retail  —  1 .3%
Dogan Sirketler Grubu Holding A.S. ............ 3,682,024 1,855,017
Dogus Otomotiv Servis ve Ticaret A.S. .......... 264,685 1,055,935
2,910,952
a
Textiles, Apparel & Luxury Goods  —  2 .0%
Aksa Akrilik Kimya Sanayii A.S. ............... 5,547,098 1,247,985
Isiklar Enerji ve Yapi Holding A.S.
(a)
............. 566,729 1,406,345
Mavi Giyim Sanayi Ve Ticaret A.S. , Class B
(c)
...... 1,953,894 1,741,566
4,395,896
a
Security Shares Value
a
Transportation Infrastructure  —  1 .3%
TAV Havalimanlari Holding A.S.
(b)
.............. 529,144 $ 2,874,911
a
Wireless Telecommunication Services  —  3 .2%
Turkcell Iletisim Hizmetleri A.S. ................ 3,171,325 6,898,809
a
a
Total Long-Term Investments — 100.5%
(Cost: $ 242,949,311 ) ................................ 219,420,149
a
Short-Term Securities
Money Market Funds  —  8 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(d) (e) (f)
...................... 19,039,530 19,045,242
a
Total Short-Term Securities — 8.7%
(Cost: $ 19,044,392 ) ................................. 19,045,242
Total Investments — 109.2%
(Cost: $ 261,993,703 ) ................................ 238,465,391
Liabilities in Excess of Other Assets — ( 9 .2 ) % ............... (20,185,891)
Net Assets — 100.0% ................................. $ 218,279,500
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 13,965,882  $ 5,084,112
(a)
$ —  $ (4,816) $ 64  $ 19,045,242  19,039,530  $ 695,262
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares
(c)
...... 1  —  (1)
(a)
—  —  —  —  7,933  —
$ —  $ (4,816) $ 64
$ 19,045,242
$ 703,195  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

iShares
®
MSCI Turkey ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 59,426,425  $ 159,993,724  $ —  $ 219,420,149
Short-Term Securities
Money Market Funds ...................................... 19,045,242  —  —  19,045,242
$ 78,471,667  $ 159,993,724  $ —  $ 238,465,391
Portfolio Abbreviation
REIT Real Estate Investment Trust